Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6.PROPERTY AND EQUIPMENT, NET

Property and equipment, as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Cost
Land	—	39,312
Electronic equipment	79,663	114,237
Leasehold improvements	63,995	67,677
Machinery and equipment	121,614	186,890
Furniture and fixture	54,851	78,169
Transportation vehicles	4,411	5,400
Total cost	324,534	491,685
Less: Accumulated depreciation	(84,329)	(154,473)
Property and equipment, net	240,205	337,212
Construction in Progress	264,748	534,399
Total	504,953	871,611

Depreciation expenses were RMB21,187, RMB44,856 and RMB77,701 for the years ended December 31, 2021, 2022 and 2023, respectively.

Construction in progress as of December 31, 2022 and 2023 mainly represents the Company’s new research and development and intelligent manufacturing center in Shanghai, PRC, which was ready for use since January 2024.

In September 2023, the Group acquired an industrial raw land at a total cost of Thai baht189.4 million, equivalent to RMB39,312, covering a total area of 25,686 square meters in Chachoengsao Province, Thailand, for the construction of a new factory.